FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8%
	ASSET MANAGEMENT - 1.6%
4,519	Ameriprise Financial, Inc.	$ 1,211,137

	BANKING - 3.5%
18,190	Popular, Inc.	1,404,632
22,007	Zions Bancorp NA	1,211,045
		2,615,677
	BEVERAGES - 3.3%
28,299	Monster Beverage Corporation(a)	2,513,800

	BIOTECH & PHARMA - 15.4%
16,322	AbbVie, Inc.	2,194,656
15,185	Johnson & Johnson	2,449,948
26,270	Merck & Company, Inc.	2,242,407
50,180	Pfizer, Inc.	2,269,641
8,817	Vertex Pharmaceuticals, Inc.(a)	2,484,279
		11,640,931
	CHEMICALS - 1.3%
9,235	Celanese Corporation	1,023,792

	COMMERCIAL SUPPORT SERVICES - 1.5%
15,082	Robert Half International, Inc.	1,160,862

	HEALTH CARE FACILITIES & SERVICES - 7.6%
7,975	AmerisourceBergen Corporation	1,168,816
2,489	Anthem, Inc.	1,207,439
6,566	UnitedHealth Group, Inc.	3,409,921
		5,786,176
	HOME CONSTRUCTION - 2.9%
35,724	Fortune Brands Home & Security, Inc.	2,194,525

	HOTEL REITS - 1.3%
55,734	Host Hotels & Resorts, Inc.	990,393

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.7%
2,262	WW Grainger, Inc.	$ 1,255,274

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
11,690	Evercore, Inc., Class A	1,095,236

	INSURANCE - 1.5%
17,738	Hartford Financial Services Group, Inc. (The)	1,140,731

	MEDICAL EQUIPMENT & DEVICES - 2.9%
24,310	Edwards Lifesciences Corporation(a)	2,190,331

	OIL & GAS PRODUCERS - 19.1%
7,856	Chevron Corporation	1,241,719
14,173	ConocoPhillips	1,551,235
43,162	Coterra Energy, Inc.	1,334,137
28,651	Devon Energy Corporation	2,023,334
8,848	Diamondback Energy, Inc.	1,179,261
11,223	EOG Resources, Inc.	1,361,350
10,797	Exxon Mobil Corporation	1,032,085
50,928	Marathon Oil Corporation	1,303,248
13,253	Marathon Petroleum Corporation	1,335,240
11,720	Phillips 66	1,048,471
9,310	Valero Energy Corporation	1,090,387
		14,500,467
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
28,266	Schlumberger N.V.	1,078,348

	RETAIL - DISCRETIONARY - 5.4%
7,240	Ulta Beauty, Inc.(a)	3,039,859
7,396	Williams-Sonoma, Inc.	1,100,155
		4,140,014
	SEMICONDUCTORS - 4.3%
3,091	KLA Corporation	1,063,706
2,365	Lam Research Corporation	1,035,657
FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	SEMICONDUCTORS - 4.3% (Continued)
10,662	Universal Display Corporation	$ 1,191,265
		3,290,628
	STEEL - 3.7%
9,952	Nucor Corporation	1,323,019
7,893	Reliance Steel & Aluminum Company	1,483,726
		2,806,745
	TECHNOLOGY SERVICES - 6.1%
12,672	Amdocs Ltd.	1,083,076
4,769	Automatic Data Processing, Inc.	1,165,591
12,183	Booz Allen Hamilton Holding Corporation	1,165,913
6,979	CDW Corporation/DE	1,191,316
		4,605,896
	TRANSPORTATION & LOGISTICS - 9.9%
10,551	CH Robinson Worldwide, Inc.	1,204,397
45,144	CSX Corporation	1,428,808
23,226	Expeditors International of Washington, Inc.	2,389,723
7,914	JB Hunt Transport Services, Inc.	1,377,194
7,443	Landstar System, Inc.	1,091,367
		7,491,489
	TOTAL COMMON STOCKS (Cost $73,425,748)	72,732,452

	SHORT-TERM INVESTMENT — 4.4%
	MONEY MARKET FUND - 4.4%
3,321,662	Fidelity Government Portfolio Institutional Class, CLASS I, 2.00% (Cost $3,321,662)(b)	3,321,662

	TOTAL INVESTMENTS - 100.2% (Cost $76,747,410)	$ 76,054,114
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(140,266)
	NET ASSETS - 100.0%	$ 75,913,848

LTD	- Limited Company
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2022.